Long-Term Investments	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Long-Term Investments
9.	LONG-TERM INVESTMENTS

Long-term investments are comprised of:

	December 31, 2014	December 31, 2013
Equity method investments	4,866	7,604
Other	1,276	—

Total investments in related parties	6,142	7,604
Available-for-sale securities	39	374
Cost method investments	2,812	8,393
Other	1,209	6,020

Total other long-term investments	4,060	14,787

Total long-term investments	10,202	22,391

The proceeds from sale of available-for-sale securities and the gross realized loss that have been included in earnings as a result of this sale in 2014 comprised $220 and $299, respectively ($1,108 and $3,787, respectively, in 2013).

(a)	Equity method investments

Equity method investments are comprised of:

	Percent voting shares held at		Investment carrying value at
Investee	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
Mechel Somani Carbon (Mining segment)	51%	51%	701	535
TPTU (Mining segment)	40%	40%	2,754	4,451
TRMZ (Mining segment)	25%	25%	1,411	2,401
BWS Bewehrungsstahl GmbH (Steel segment)	—	36%	—	217

Total equity method investments			4,866	7,604

On December 7, 2012, the Group won an auction to acquire 74,195 common shares (73.33% of the total common shares or 55% of the total shares) of Vanino Sea Trade Port OAO (“Port Vanino”), the largest seaport in Khabarovsk Krai, located in the Tatar Strait in Russia, for 15.5 billion Russian rubles ($501,444 as of the auction date). The Group’s purpose of this transaction is to get a long-term access to the transshipment facilities of the largest seaport in Khabarovsk Krai in order to secure coal sales to the Group’s major customers in Southeast Asia, which will grow in the future along with the increasing volumes of coal production at Elga coal deposit.

On January 9, 2013, the shares of Port Vanino were transferred to the Group and the Group made cash payment of 15.5 billion Russian rubles ($486,827 at average 2013 U.S. dollar to Russian ruble exchange rate). On the same date, 72,780 of the acquired shares were sold to several foreign investors and related party (“Investors”). The aggregate consideration was 15.2 billion Russian rubles ($477,408 at average 2013 U.S. dollar to Russian ruble exchange rate). The main reason for the immediate resale of the vast majority shares acquired at the auction was the significant amount of cash needed to be paid for the controlling stake. On January 28, 2013, the Group acquired additional 21,892 common shares (21.64% of the total common shares or 16.23% of the total shares) and 16,039 preferred shares (47.56% of the total preferred shares or 11.89% of the total shares) of Port Vanino from a minority shareholder. The consideration for the preferred shares was 275 million Russian rubles ($8,635 at average 2013 U.S. dollar to Russian ruble exchange rate) and was fully paid. The consideration for the common shares was 4.77 billion Russian rubles ($149,774 at average 2013 U.S. dollar to Russian ruble exchange rate) and was paid on October 23, 2013 and included an interest payment in the amount of $6,171.

The purchases resulted in 23,307 common shares and 16,039 preferred shares being held by the Group as of January 28, 2013. These shares represented 29.2% of the total share capital of Port Vanino, or 23.04% of the total common shares, which enabled the Group to have significant influence over the operations of the investee. This acquisition was accounted for using the equity method of accounting in accordance with ASC 810 and included within long-term investments in related parties starting from January 28, 2013 till October 23, 2013 when 21,892 common shares and 16,039 preferred shares were sold to a third party for 5.04 billion Russian rubles ($158,427). During this period, income earned by the Group on this investment amounted to $3,306 and was included in the carrying amount of the investment under the equity method of accounting. The remaining shares of Port Vanino were sold to third parties and a related party (Note 10(c)) in July 2013 (810 common shares or 0.60% of the total shares) and, in December 2013 (605 common shares or 0.45% of the total shares), for the aggregate consideration of $9,282.

The cost of the investment disposed of in the year ended December 31, 2013 is equal to $642,389 and income on sale in the amount of $2,728 was recognized in the consolidated statement of operations and comprehensive income (loss).

Mechel Somani Carbon Private Limited shares are owned by Mechel Carbon AG. The core business is distribution of metallurgical coals on the Indian market. The noncontrolling interest holders of 49% of the shares have substantive participating rights.

TPTU (Tomusinskiy Transportation Management Center) shares are owned by SKCC. The core business is provision of transportation services both to the Group’s subsidiaries and third parties.

TRMZ (Tomusinskiy Auto Repair Shop) shares are owned by SKCC and its subsidiaries. TRMZ provides repair services to the Group’s subsidiaries.

The core business of BWS Bewehrungsstahl GmBH is cutting and processing steel products. Cognor owned 36% of the shares of BWS Bewehrungsstahl GmBH until December 15, 2014. The shares of BWS Bewehrungsstahl GmBH were sold by the Group to third parties for the consideration of $93.

Summarized financial information on equity method investees as of December 31, 2014, 2013 and 2012 and for the years then ended is as follows:

Income data	2014	2013	2012
Revenues and other income	36,708	116,967	57,268
Operating income	1,144	17,508	3,664
Net income	480	12,051	2,101

Balance sheet data	At December 31, 2014	At December 31, 2013
Current assets	14,244	24,619
Non-current assets	5,485	9,520
Current liabilities	5,394	10,824
Non-current liabilities	376	623

The following table shows movements in the equity method investments:

December 31, 2011	8,150

Investment in BWS Bewehrungsstahl GmBH	408
Disposal of RIKT	(822)
Translation difference	379
Dividends	(737)
Share in net income	475

December 31, 2012	7,853
Investment in Port Vanino	639,082
Disposal of Port Vanino	(642,389)
Effect of consolidation of former associate	(24)
Translation difference	(507)
Dividends	—
Share in net income	3,589

December 31, 2013	7,604

Disposal of BWS Bewehrungsstahl GmBH	(43)
Translation difference	(2,971)
Dividends	—
Share in net income	276

December 31, 2014	4,866

During the years ended December 31, 2014, 2013 and 2012, the Group received cash dividends of $nil, $nil and $737, respectively.

(b)	Cost method investments

Cost method investments represent investments in equity securities of various Russian companies, where the Group has less than a 20% equity interest and no significant influence. As shares of those Russian companies are not publicly traded, their market value is not available and the investment is recorded at cost.

The investments were not evaluated for impairment because the Group did not identify any events or changes in circumstances that may have a significant effect on the fair value of these investments.

During the years ended December 31, 2014, 2013 and 2012, the Group received the dividends from these investments in the total amount of $1, $285 and $25,981, respectively, that was recorded in Other (expenses) income, net (Note 23).

(c)	Available-for-sale securities

Investments in available-for-sale securities were as follows as of December 31, 2014:

	Cost	Fair value	Unrealized gains	Unrealized losses
Equity securities	55	39	—	(16)

Total available-for-sale securities	55	39	—	(16)

Investments in available-for-sale securities were as follows as of December 31, 2013:

	Cost	Fair value	Unrealized gains	Unrealized losses
Equity securities	1,683	374	—	(1,309)

Total available-for-sale securities	1,683	374	—	(1,309)

As of December 31, 2014 and 2013, available-for-sale securities represented investments in equity securities of well-established Russian energy companies.